Interim Condensed Statements of Temporary Equity and Shareholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Convertible Preferred Shares	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2024	$ 35,098		$ 1,042	$ (42,146)	$ (41,104)
Balance (in Shares) at Dec. 31, 2024	2,603,652	162,198
Net loss				(3,228)	(3,228)
Balance at Jun. 30, 2025	$ 35,098		1,042	(45,374)	(44,332)
Balance (in Shares) at Jun. 30, 2025	2,603,652	162,198
Balance at Dec. 31, 2025			60,538	(55,794)	4,744
Balance (in Shares) at Dec. 31, 2025		5,179,378
Issuance of ordinary shares and warrants, net of issuance costs,			5,075		5,075
Issuance of ordinary shares and warrants, net of issuance costs, (in Shares)		1,844,543
Share based payment			462		462
Net loss				(2,600)	(2,600)
Balance at Jun. 30, 2026			$ 66,075	$ (58,394)	$ 7,681
Balance (in Shares) at Jun. 30, 2026		7,023,921